U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1.   Name and address of issuer:  The BlackRock Government
Income              Trust, 100 Mulberry Street, Gateway Center
Three Newark, New             Jersey  07102.

     2.   Name of each series or class of funds for which this
notice is                filed:  Two classes of shares designated
Class A and Class C.

     3.   Investment Company Act File Number:  811-6334.
          Securities Act File Number:  33-41224.

     4.   Last day of fiscal year for which this notice is filed:
June 30,       1997.

     5.   Check box if this notice is being filed more than 180
days after               the close of the issuer's fiscal year
for  purposes of reporting              securities sold after the
close of  the fiscal year but before              termination of
the issuer's  24f-2 declaration:
                                                       [ ]

     6.   Date of termination of issuer's declaration under rule
24f-           2(a)(1), if applicable (see instruction A.6):

     7.   Number and amount of securities of the same class or
series which        had been registered under the Securities Act
of 1933 other than            pursuant to rule 24f-2 in a prior
fiscal year, but which remained         unsold at the beginning
of the fiscal year:                               7,693,876     \
$ 28,773,978

     8.   Number and amount of securities registered during the
fiscal year         other than pursuant to rule 24f-2:
1,260,386     \ $ 11,708,985

     9.   Number and aggregate sale price of securities sold
during the               fiscal year:   127,252       \ $
1,191,559

    10.   Number and aggregate sale price of securities sold
during the               fiscal year in reliance upon
registration pursuant to rule 24f-2:
                127,252     \ $ 1,191,559

    11.   Number and aggregate sale price of securities issued
during the               fiscal year in connection with dividend
reinvestment plans, if             applicable (see instruction
B.7):  110,664    \ $ 1,031,449

    12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from item 10):
$1,191,559

        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from item 11, if applicable):
$1,031,449

       (iii)  Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):
<$10,525,565>

        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to rule 24e-2
              (if applicable):                         +     0

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):                               0

        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                    1/3300

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                    0

Instructions: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13.   Check box if fees are being remitted to the
Commission's lockbox               depository as described in
section 3a of the Commission's Rules of           Informal and
Other Procedures (17 CFR 202.3a).
                                              [ ]

               Date of mailing or wire transfer of filing fees to
the                      Commission's lockbox depository:








                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                              /s/ S. Jane Rose
                              By (S. Jane Rose, Secretary)

     Date:  August 25, 1997














E:\matthews\funds\bgit\24f2.897